                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:                 811- 09999

Exact name of registrant as specified in charter:   Dryden Core Investment Fund

Address of principal executive offices:             Gateway Center 3
                                                    100 Mulberry Street
                                                    Newark, New Jersey 07102

Name and address of agent for service:              Jonathan Shain
                                                    Gateway Center 3
                                                    100 Mulberry Street
                                                    Newark, New Jersey 07102

Registrant's telephone number, including area code: 973-802-6469

Date of fiscal year end:                            January 31, 2004

Date of reporting period:                           July 31, 2003

Item 1 -- Reports to Stockholders

Financial Statements

-----------------------------------------------------------
 JULY 31, 2003   SEMIANNUAL REPORT

 Dryden Core Investment Fund
 Taxable Money Market Series

Portfolio of Investments
as of July 31, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 BANK NOTES  5.0%
 -----------------------------------------------------------------------------------
                       Bank One N.A.
 $     100,000         1.17%, 8/18/03(b)                                $   100,004,213
        60,000         1.30%, 8/4/04(b)                                      60,000,000
                       LaSalle National Bank
        93,000         1.23%, 8/5/03                                         93,000,000
                       National City Bank
       100,000         1.16%, 8/15/03(b)                                    100,003,084
                                                                        ---------------
                                                                            353,007,297
 CERTIFICATES OF DEPOSIT - CANADIAN  4.4%
 -----------------------------------------------------------------------------------
                       Bank of Nova Scotia
        25,000         1.74%, 10/8/03                                        24,990,660
       100,000         1.19%, 7/30/04                                        99,990,011
                       Toronto Dominion Bank
        88,034         1.04%, 8/18/03                                        88,034,000
        50,000         0.93%, 9/23/03                                        50,000,357
        50,000         1.60%, 11/25/03                                       50,000,000
                                                                        ---------------
                                                                            313,015,028
 CERTIFICATES OF DEPOSIT - DOMESTIC  8.4%
 -----------------------------------------------------------------------------------
                       National City Bank
        45,000         1.06%, 8/1/03                                         45,000,000
       200,000         0.91%, 8/25/03                                       200,000,666
                       Wells Fargo Bank N.A.
       150,000         1.04%, 8/12/03                                       150,000,000
        97,000         1.02%, 9/3/03                                         97,000,000
       100,000         1.02%, 9/11/03                                        99,998,863
                                                                        ---------------
                                                                            591,999,529
 CERTIFICATES OF DEPOSIT - EURODOLLAR  4.3%
 -----------------------------------------------------------------------------------
                       Depfa Bank PLC
        28,000         1.23%, 9/8/03                                         28,000,000
                       ING Bank NV
       140,000         1.04%, 10/15/03                                      140,000,000
                       Unicredito Italiano SpA
       135,000         1.00%, 9/22/03                                       135,000,000
                                                                        ---------------
                                                                            303,000,000

See Notes to Financial Statements.

4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 CERTIFICATES OF DEPOSIT - YANKEE  31.8%
 -----------------------------------------------------------------------------------
                       Abbey National Treasury
 $     100,000         1.45%, 11/10/03                                  $    99,997,236
                       Banco Bilbao Vizcaya
       100,000         1.09%, 8/18/03(b)                                    100,000,000
                       Bayerische Landesbank Girozentrale
        50,000         1.28%, 8/4/03                                         50,000,186
        60,000         3.58%, 9/25/03                                        60,180,755
        50,000         1.04%, 12/24/03                                       50,000,000
                       BNP Paribas SA
        25,000         1.33%, 4/13/04                                        25,000,000
        50,000         1.15%, 7/22/04                                        49,995,113
                       Credit Agricole Indosuez
       200,000         1.15%, 8/11/03                                       200,000,000
        90,000         1.24%, 8/4/04                                         89,990,964
                       Credit Suisse First Boston
       130,000         1.06%, 8/7/03                                        130,000,000
       200,000         1.04%, 9/8/03                                        200,000,000
                       Danske Bank
        50,000         1.33%, 4/16/04                                        50,000,000
                       Fortis Bank NV
        55,000         1.03%, 8/18/03                                        55,000,000
                       HBOS Treasury Services PLC
       118,000         1.04%, 10/14/03                                      118,000,000
       150,000         1.04%, 10/15/03                                      150,000,000
                       HSH Nordbank AG
        35,000         1.05%, 8/4/03                                         35,000,000
       150,000         1.04%, 8/21/03                                       150,000,000
                       KBC Bank NV
        50,000         1.04%, 10/7/03                                        50,000,000
                       Landesbank Hessen-Thuringren
        67,000         1.10%, 12/8/03                                        67,000,000
                       Natexis Banques Populaires
       200,000         1.03%, 10/3/03                                       200,000,000
                       Royal Bank Scotland PLC
       120,000         1.06%, 8/18/03(b)                                    120,000,000
                       Societe Generale
        50,000         1.33%, 3/31/04                                        50,000,000
        25,000         1.16%, 4/12/04                                        24,999,126
                       Svenska Handelsbanken AB
        35,595         1.05%, 8/7/03                                         35,595,057
                       UBS AG
        80,000         1.20%, 3/17/04                                        80,000,000
                                                                        ---------------
                                                                          2,240,758,437

                                              See Notes to Financial Statements.

                     Dryden Core Investment Fund - Taxable Money Market Series 5

Portfolio of Investments
as of July 31, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 COMMERCIAL PAPER  21.0%
 -----------------------------------------------------------------------------------
                       Amsterdam Funding Corp.
 $      48,000         1.04%, 8/4/03                                    $    47,995,839
        48,643         1.04%, 8/5/03                                         48,637,379
                       Aventis
        25,700         1.20%, 8/7/03                                         25,694,860
        19,000         1.06%, 9/5/03                                         18,980,419
                       Barton Capital Corp.
        37,115         1.04%, 8/11/03                                        37,104,278
         3,215         1.04%, 8/19/03                                         3,213,328
                       Cargill, Inc.
        45,000         1.02%, 11/5/03                                        44,877,600
                       Citicorp, Inc.
        98,000         1.05%, 8/11/03                                        97,971,417
       114,000         1.05%, 9/8/03                                        113,873,650
                       Edison Asset Securitization LLC
        91,918         1.24%, 8/7/03                                         91,899,004
        18,000         1.24%, 8/7/03                                         17,996,280
                       Forrestal Funding Master Trust
        77,000         1.05%, 8/4/03                                         76,993,262
        76,496         1.04%, 8/22/03                                        76,449,816
                       General Electric Capital Services Corp.
        15,000         1.22%, 9/8/03                                         14,980,683
                       Independence Funding LLC
       100,000         1.06%, 8/11/03                                        99,970,556
                       New Center Asset Trust
        50,000         1.08%, 8/14/03                                        49,980,590
        75,000         1.02%, 8/15/03                                        74,970,250
        41,218         1.27%, 8/29/03                                        41,177,286
        15,429         1.04%, 9/24/03                                        15,404,931
       149,000         1.04%, 9/26/03                                       148,758,951
                       Prudential PLC
        35,000         1.11%, 9/8/03                                         34,958,992
                       Sheffield Receivables Corp.
       100,000         1.07%, 9/26/03                                        99,842,472
                       Swiss Re Financial Products Corp.
        47,000         1.29%, 8/7/03                                         46,989,895
                       Tulip Funding Corp.
       150,000         1.07%, 9/2/03                                        149,870,708
                                                                        ---------------
                                                                          1,478,592,446

See Notes to Financial Statements.

6 Visit our website at www.jennisondryden.com

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
 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 COMMERCIAL PAPER - YANKEE  7.2%
 -----------------------------------------------------------------------------------
                       HSBC Bank USA, Inc.
 $      65,000         1.14%, 8/13/03                                   $    64,975,300
        56,000         1.08%, 9/12/03                                        55,929,440
                       Natexis Banques Populaires U.S. Financial Corp.
         5,131         1.03%, 9/9/03                                          5,125,275
                       Nordeutsche Landesbank Luxembourg
        50,000         1.04%, 9/11/03                                        49,940,778
                       PB Finance Delaware, Inc.
        41,000         1.06%, 8/4/03                                         40,996,378
         8,119         1.06%, 9/8/03                                          8,109,916
                       Societe Generale North America, Inc.
        77,673         1.05%, 9/4/03                                         77,595,974
                       Spintab/Swedmortgage AB
        15,000         1.06%, 8/13/03                                        14,994,700
       100,000         1.05%, 8/21/03                                        99,941,666
                       Swedbank AB
        29,000         1.19%, 8/4/03                                         28,997,124
        23,000         1.13%, 8/13/03                                        22,991,337
        36,000         1.20%, 9/2/03                                         35,961,600
                                                                        ---------------
                                                                            505,559,488
 OTHER CORPORATE OBLIGATIONS  10.5%
 -----------------------------------------------------------------------------------
                       American Express Credit Corp. M.T.N.
        44,000         1.15%, 8/5/03(b)                                      44,000,000
                       General Electric Capital Assurance Co.
                       1.18%, 8/22/03(b)(c)
        50,000          (cost $50,000,000; purchased 7/17/03)                50,000,000
                       General Electric Capital Corp. M.T.N.
       107,000         1.14%, 8/11/03(b)                                    107,000,000
        24,000         1.13%, 8/18/03(b)                                     24,000,000
                       JP Morgan Chase & Co. M.T.N.
        45,000         1.42%, 8/5/03(b)                                      45,028,898
                       Merrill Lynch & Co. M.T.N.
       184,000         1.24%, 8/11/03(b)                                    184,000,000
                       Metropolitan Life Insurance Co.
                       1.22%, 10/3/03(b)(c)
        50,000          (cost $50,000,000; purchased 9/26/02)                50,000,000
                       Morgan Stanley M.T.N.
       100,000         1.21%, 8/15/03(b)                                    100,000,000

                                              See Notes to Financial Statements.

                     Dryden Core Investment Fund - Taxable Money Market Series 7

Portfolio of Investments
as of July 31, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
                       Pacific Life Insurance Co.
                       1.23%, 9/15/03(b)(c)
 $      36,000          (cost $36,000,000; purchased 7/08/03)           $    36,000,000
                       Park Granada LLC
        57,000         1.10%, 8/4/03                                         56,994,775
                       Travelers Insurance Co.
                       1.38%, 8/25/03(b)(c)
        25,000          (cost $25,000,000; purchased 2/25/03)                25,000,000
                       United Omaha Life Insurance Co.
                       1.45%, 9/5/03(b)(c)
        20,000          (cost $20,000,000; purchased 12/05/02)               20,000,000
                                                                        ---------------
                                                                            742,023,673
 U.S. GOVERNMENT AGENCIES  12.2%
 -----------------------------------------------------------------------------------
                       Federal Home Loan Banks
        12,300         1.30%, 8/7/03                                         12,295,011
       140,000         1.43%, 3/8/04                                        140,000,000
        22,785         3.75%, 4/15/04                                        23,170,245
       160,000         1.40%, 6/2/04                                        160,000,000
        85,000         1.25%, 7/2/04                                         85,000,000
                       Federal Home Loan Mortgage Corp.
       100,000         1.06%, 10/30/03                                       99,735,000
        62,856         1.06%, 12/4/03                                        62,624,655
        50,000         1.04%, 12/5/03                                        49,818,000
        30,000         1.06%, 12/15/03                                       29,879,867
        40,000         1.05%, 12/22/03                                       39,833,961
        70,000         1.04%, 12/24/03                                       69,706,778
        29,200         1.10%, 12/31/03                                       29,064,382
                       Federal National Mortgage Association
        28,277         5.625%, 5/14/04                                       29,212,234
        29,000         6.50%, 8/15/04                                        30,581,044
                                                                        ---------------
                                                                            860,921,177
 REPURCHASE AGREEMENTS  1.2%
 -----------------------------------------------------------------------------------
                       Lehman Brothers Tri Party
                       1.03% dated 07/31/03 due 08/01/03, in the amount
                        of $86,352,000, repurchase price $86,354,471.
                        The value of collateral including accrued
        86,352          interest $88,079,721.                                86,352,000
                                                                        ---------------
                       TOTAL INVESTMENTS  106.0%
                        (AMORTIZED COST $7,475,229,075)(A)                7,475,229,075
                       Liabilities in excess of other assets  (6.0%)       (420,129,128)
                                                                        ---------------
                       NET ASSETS  100%                                 $ 7,055,099,947
                                                                        ---------------
                                                                        ---------------

See Notes to Financial Statements.

8 Visit our website at www.jennisondryden.com

(a) Federal income tax basis is the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $181,000,000. The aggregate value of $181,000,000 is approximately 2.6% of net assets.
LLC--Limited Liability Company.
M.T.N.--Medium Term Note.
N.A.--National Association (National Bank).

                                              See Notes to Financial Statements.

                     Dryden Core Investment Fund - Taxable Money Market Series 9

Statement of Assets and Liabilities
as of July 31, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at amortized cost which approximates market value          $7,475,229,075
 Cash                                                                               398
 Interest receivable                                                         10,464,117
 Prepaid expenses                                                                 6,112
                                                                         --------------
 TOTAL ASSETS                                                             7,485,699,702
                                                                         --------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for investments purchased                                          428,768,527
 Dividend payable                                                             1,710,326
 Management fee payable                                                         118,975
 Accrued expenses                                                                 1,927
                                                                         --------------
 TOTAL LIABILITIES                                                          430,599,755
                                                                         --------------
 NET ASSETS                                                              $7,055,099,947
                                                                         --------------
                                                                         --------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, at par                                                 $    7,055,121
    Paid-in capital in excess of par                                      7,048,044,826
                                                                         --------------
 NET ASSETS AT JULY 31, 2003                                             $7,055,099,947
                                                                         --------------
                                                                         --------------

 Net asset value, offering price and redemption price per share
 ($7,055,099,947 / 7,055,121,050 shares of
 $.001 par value common stock issued and outstanding)                           $1.00
                                                                                -----
                                                                                -----

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

Statement of Operations
Six Months Ended July 31, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest                                                                  $42,321,712
                                                                           -----------
 Expenses
 Management fee                                                                776,509
 Custodian's fees and expenses                                                 124,000
 Insurance expenses                                                             65,000
 Transfer agent's fees and expenses                                             50,500
 Legal fees and expenses                                                        30,000
 Trustees' fees                                                                 21,000
 Audit fee                                                                      14,500
 Reports to shareholders                                                        13,000
 Miscellaneous                                                                     728
                                                                           -----------
 TOTAL EXPENSES                                                              1,095,237
                                                                           -----------
 NET INVESTMENT INCOME                                                      41,226,475
                                                                           -----------
 REALIZED GAIN ON INVESTMENTS
 -----------------------------------------------------------------------------------
 Net realized gain on investment transactions                                   58,323
                                                                           -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $41,284,798
                                                                           -----------
                                                                           -----------

                                              See Notes to Financial Statements.

                    Dryden Core Investment Fund - Taxable Money Market Series 11

Statement of Changes in Net Assets
For the Six Months and Year Ended Periods (Unaudited)

 -----------------------------------------------------------------------------------
                                                        SIX MONTHS              YEAR
                                                           ENDED               ENDED
                                                       JULY 31, 2003      JANUARY 31, 2003
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                               $     41,226,475     $   130,508,651
 Net realized gain on investment transactions                  58,323              30,881
                                                     -----------------    ----------------
 Net increase in net assets resulting from
 operations                                                41,284,798         130,539,532
                                                     -----------------    ----------------
 DIVIDENDS AND DISTRIBUTIONS (NOTE 1)                     (41,284,798 )      (130,560,635 )
                                                     -----------------    ----------------
 SERIES SHARE TRANSACTIONS (AT $1 PER SHARE)
 Net proceeds from shares subscribed                   23,800,466,410      44,654,738,558
 Net asset value of shares issued to shareholders
    in reinvestment of dividends and distributions         41,602,223         131,203,483
 Cost of shares reacquired                            (23,840,891,918 )   (44,456,700,889 )
                                                     -----------------    ----------------
 Net increase in net assets from Series share
    transactions                                            1,176,715         329,241,152
                                                     -----------------    ----------------
 Total increase                                             1,176,715         329,220,049
 NET ASSETS
 -----------------------------------------------------------------------------------
 Beginning of period                                    7,053,923,232       6,724,703,183
                                                     -----------------    ----------------
 End of period(a)                                    $  7,055,099,947     $ 7,053,923,232
                                                     -----------------    ----------------
                                                     -----------------    ----------------

See Notes to Financial Statements.

12 Visit our website at www.jennisondryden.com

Notes to Financial Statements
(Unaudited)

Dryden Core Investment Fund (the 'Fund'), formerly known as the Prudential Core Investment Fund, is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series--the Taxable Money Market Series (the 'Series'), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series' investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Series are available only to investment companies managed by Prudential Investments LLC ('PI') and certain investment advisory clients of the subadvisor. At July 31, 2003, 100% of the shares outstanding were owned by such entities.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: The Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees.

The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at July 31, 2003 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities,

                    Dryden Core Investment Fund - Taxable Money Market Series 13 sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Series does not expect to realize long-term capital gains or losses. Income distributions and capital gain distributions are determined in accordance with income to regulations which may differ from generally accepted accounting principles.

NOTE 2. AGREEMENTS
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM' or 'Subadvisor'). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in

14 Visit our website at www.jennisondryden.com connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the six months ended July 31, 2003, the costs were at an annual rate of .024% of the Series' average daily net assets.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series' transfer agent. During the six months ended July 31, 2003, the Series incurred fees of approximately $50,000 for the services of PMFS. As of July 31, 2003, $8,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

                    Dryden Core Investment Fund - Taxable Money Market Series 15

Financial Highlights
(Unaudited)

                                                                                               SEPTEMBER 18,
                                          SIX MONTHS                                              2000(A)
                                             ENDED             YEAR ENDED JANUARY 31,             THROUGH
                                           JULY 31,        -------------------------------      JANUARY 31,
                                             2003              2003              2002              2001
 ------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD     $      1.00       $      1.00       $      1.00       $      1.00
                                         -------------     -------------     -------------     -------------
 Net investment income and net
    realized gains                                .01               .02               .04               .02
 Dividends and distributions
    to shareholders                              (.01)             (.02)             (.04)             (.02)
                                         -------------     -------------     -------------     -------------
 Net asset value, end of period           $      1.00       $      1.00       $      1.00       $      1.00
                                         -------------     -------------     -------------     -------------
                                         -------------     -------------     -------------     -------------
 TOTAL RETURN(B):                                 .63%             1.85%             4.12%             2.50%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)          $ 7,055,100       $ 7,053,923       $ 6,724,703       $ 2,754,036
 Average net assets (000)                 $ 6,509,734       $ 7,105,089       $ 5,289,046       $ 2,150,413
 Ratios to average net assets:
    Expenses                                      .03%(c)           .03%              .03%              .03%(c)
    Net investment income                        1.28%(c)          1.84%             3.66%             6.58%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.

See Notes to Financial Statements.

16 Visit our website at www.jennisondryden.com

Supplemental Proxy Information
(Unaudited)

A meeting of the Fund's shareholders was held on July 2, 2003. The meeting was held for the following purposes:

(1) To approve the election of ten (10) trustees to the Board of Trustees, as follows:
     - David E.A. Carson
     - Robert E. La Blanc
     - Robert F. Gunia
     - Douglas H. McCorkindale
     - Stephen P. Munn
     - Richard A. Redeker
     - Judy A. Rice
     - Robin B. Smith
     - Stephen Stoneburn
     - Clay T. Whitehead
(2) To approve a proposal to permit the manager to enter into, or make material changes to, subadvisory agreements without shareholder approval.
(3) To permit an amendment to the management contract between PI and the Fund.
(4a) To approve changes to fundamental investment restrictions and policies, relating to: fund diversification.
(4b) To approve changes to fundamental investment restrictions and policies, relating to: issuing senior securities, borrowing money or pledging assets.
(4c) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling real estate.
(4d) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling commodities and commodity contracts.
(4e) To approve changes to fundamental investment restrictions and policies, relating to: fund concentration.
(4f) To approve changes to fundamental investment restrictions and policies, relating to: making loans.
(4g) To approve changes to fundamental investment restrictions and policies, relating to: other investment restrictions, including investing in securities of other investment companies.
(5) To approve amendments to the Fund's articles of incorporation or declaration of Trust.

                   Dryden Core Investment Fund - Taxable Money Market Series 17

Supplemental Proxy Information
(Unaudited) Cont'd.

The results of the proxy solicitation on the preceding matters were:

                                     VOTES           VOTES         VOTES
               MATTER                 FOR           AGAINST       WITHHELD     ABSTENTIONS
        ---------------------    -------------     ----------     --------     -----------
(1)     David E.A. Carson        6,280,242,095             --           --              --
        Robert E. La Blanc       6,280,242,095             --           --              --
        Robert F. Gunia          6,280,242,095             --           --              --
        Douglas H.
         McCorkindale            6,280,242,095             --           --              --
        Stephen P. Munn          6,280,242,095             --           --              --
        Richard A. Redeker       6,280,242,095             --           --              --
        Judy A. Rice             6,280,242,095             --           --              --
        Robin B. Smith           6,280,242,095             --           --              --
        Stephen Stoneburn        6,280,242,095             --           --              --
        Clay T. Whitehead        6,280,242,095             --           --              --
(2)     Subadvisory
         Agreements              6,280,242,095             --           --              --
(3)     PI                       6,280,242,095             --           --              --
(4a)    Fund Diversification     6,280,242,095             --           --              --
(4b)    Issuing Senior
         Securities,
         Borrowing Money or
         Pledging Assets         6,280,242,095             --           --              --
(4c)    Buying and Selling
         Real Estate             6,280,242,095             --           --              --
(4d)    Buying and Selling
         Commodities and
         Commodity Contracts     6,280,242,095             --           --              --
(4e)    Fund Concentration       6,280,242,095             --           --              --
(4f)    Making Loans             6,280,242,095             --           --              --
(4g)    Other Investment
         Restrictions            6,280,242,095             --           --              --
(5)     Amendments               6,280,242,095             --           --              --

18 Visit our website at www.jennisondryden.com

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert --

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for
          Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

         (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

        (a) Code of Ethics -- Not required in this filing

        (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden Core Investment Fund

By  /s/ Jonathan D. Shain
    ---------------------------------------
        Jonathan D. Shain
        Secretary

Date  September 26, 2003

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Judy A. Rice
    ---------------------------------------
        Judy A. Rice
        President and Principal Executive Officer

Date September 26, 2003


By  /s/ Grace C. Torres
    ---------------------------------------
        Grace C. Torres
        Treasurer and Principal Financial Officer

Date September 26, 2003